Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 21, 2021	Oct. 21, 2021
Significant Accounting Policies
Cash	$ 0		$ 0		$ 0	$ 0
Effective tax rate	(11.30%)	(10.30%)	(362.80%)	(4.00%)	0.00%	(89.50%)
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0		0	0
Investment held in trust account	$ 17,238,126		$ 17,238,126		$ 117,310,928	$ 118,742,928
Initial public offering
Significant Accounting Policies
Transaction costs								$ 2,822,937	$ 2,822,937
Underwriting commissions								2,300,000	2,300,000
Other offering costs								522,937	522,937
Allocated to temporary equity								2,686,076	2,686,076
Allocated to additional paid-in capital								$ 136,861	$ 136,861